LEASE	12 Months Ended
Dec. 31, 2021
LEASE
LEASE

NOTE 26 – LEASE

Lease liabilities refer mainly to energy supply contracts signed with the PIEs that have the transfer of a significant portion of risks and benefits at the end of the contracts. These contracts were already classified as financial leases prior to the adoption of IFRS 16 - Leases because they were signed with PIEs in 2005 for a period of 20 years with Amazonas Energia SA and were transferred to Amazonas GT (incorporated by Eletronorte, see note 2.4) during the deverticalization process. In addition to these, real estate, vehicles and equipment are also included.

The change in liabilities is shown in the table below:

Opening balance as of December 31, 2020, 2019 and 2018	1,053,194	1,207,189	976,115
Initial adoption	—	—	340,225
New contracts/Remeasurements	60,824	37,285	211,375
Interest Incurred	377,482	365,596	338,163
Payments	(588,016)	(556,876)	(547,226)
Write-offs	—	—	(111,463)
Final balance as of December 31, 2021, 2020 and 2019	903,484	1,053,194	1,207,189

	12/31/2021	12/31/2020	12/31/2019
Current	209,774	217,321	219,484
Non-current	693,710	835,873	987,705
Total	903,484	1,053,194	1,207,189

Fixed and variable rents, as well as those related to short-term and low-value contracts, for the years ended December 31, 2021 and 2020 were as follows:

	12/31/2021	12/31/2020
Short-term leases	3,667	23,552
Low-cost leases	23,827	23,452
Variable lease expenses	885	824

The maturities of non-current liabilities are shown in the table below:

12/31/2021
2023	210,031
2024	205,718
2025	150,177
2026	36,794
2027	27,699
After 2027	63,291
Total	693,710

The table below shows the potential right to recover PIS/COFINS is embedded in the lease consideration, according to the period foreseen for payment.

	12/31/2021	12/31/2020
Lease consideration	588,016	556,876
Potential PIS/COFINS (9.25%)	54,391	51,511

Accounting policy

The Company recognizes lease liabilities measured at the present value of lease payments without reflecting the projected future inflation. Payments are discounted at the Company’s incremental rate on loans, as interest rates implicit in lease agreements with third parties cannot normally be readily determined.

Remeasurements reflect changes arising from contractual rates or indexes, as well as in lease terms due to new expectations of lease extensions or terminations (with corresponding adjustment in the related right-of-use). Remeasurements are recognized in the lease liability as an adjustment to the right-of-use asset.

Interest and other financial expenses are recognized in the financial statement during the lease period, in order to produce a constant periodic rate of interest on the remaining balance of the liability for each period, while payments reduce their carrying amount. The right-of-use acquired through a finance lease is classified as Non-Current Assets and is depreciated over the lease term.